Payments, Details - 12 months ended Dec. 31, 2025 - USD ($) $ in Millions	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method	In-kind	In-kind Calc.
#: 1
	$ 15.6	Taxes	United States	United States Entity Level Income Tax Project	United States Federal Government Internal Revenue Service [Member]	United States Entity Level Income Tax Project	Oil and Natural Gas [Member]	USA Operations Segment [Member]	Well
#: 2
	3.7	Royalties	United States	snj:US-UT	United States Federal Government Office of Natural Resources	Utah Project	Oil and Natural Gas [Member]	USA Operations Segment [Member]	Well
#: 3
	2.6	Royalties	United States	snj:US-OK	United States Federal Government Office of Natural Resources	Oklahoma Project	Oil and Natural Gas [Member]	USA Operations Segment [Member]	Well
#: 4
	0.1	Royalties	United States	snj:US-WY	United States Federal Government Office of Natural Resources	Wyoming Project	Oil and Natural Gas [Member]	USA Operations Segment [Member]	Well
#: 5
	0.2	Fees	United States	snj:US-UT	United States Federal Government Office of Natural Resources	Utah Project	Oil and Natural Gas [Member]	USA Operations Segment [Member]	Well
#: 6
	2.8	Fees	Canada	snj:CA-AB	Province of Alberta Alberta Energy Regulator	Province of Alberta Project	Oil and Natural Gas [Member]	Canadian Operations Segment [Member]	Well
#: 7
	11.9	Taxes	Canada	snj:CA-AB	Province of Alberta Alberta Finance, Tax and Revenue Administration	Province of Alberta Project	Oil and Natural Gas [Member]	Canadian Operations Segment [Member]	Well
#: 8
	3.4	Royalties	Canada	snj:CA-AB	Province of Alberta Alberta Petroleum Marketing Commission	Province of Alberta Project	Oil and Natural Gas [Member]	Canadian Operations Segment [Member]	Well
#: 9
	137.8	Royalties	Canada	snj:CA-AB	Province of Alberta Government of Alberta	Province of Alberta Project	Oil and Natural Gas [Member]	Canadian Operations Segment [Member]	Well	Yes	market value
#: 10
	1.0	Fees	Canada	snj:CA-AB	Province of Alberta Government of Alberta	Province of Alberta Project	Oil and Natural Gas [Member]	Canadian Operations Segment [Member]	Well
#: 11
	0.3	Bonuses	Canada	snj:CA-AB	Province of Alberta Government of Alberta	Province of Alberta Project	Oil and Natural Gas [Member]	Canadian Operations Segment [Member]	Well
#: 12
	0.4	Infrastructure	Canada	snj:CA-BC	Province of British Columbia BC Hydro	Province of British Columbia Project	Oil and Natural Gas [Member]	Canadian Operations Segment [Member]	Well
#: 13
	0.5	Infrastructure	Canada	snj:CA-BC	Province of British Columbia BC Transportation Financing Authority	Province of British Columbia Project	Oil and Natural Gas [Member]	Canadian Operations Segment [Member]	Well
#: 14
	4.2	Taxes	Canada	snj:CA-BC	Province of British Columbia Ministry of Finance Province of BC	Province of British Columbia Project	Oil and Natural Gas [Member]	Canadian Operations Segment [Member]	Well
#: 15
	94.9	Royalties	Canada	snj:CA-BC	Province of British Columbia Ministry of Finance Province of BC	Province of British Columbia Project	Oil and Natural Gas [Member]	Canadian Operations Segment [Member]	Well
#: 16
	11.9	Fees	Canada	snj:CA-BC	Province of British Columbia Ministry of Finance Province of BC	Province of British Columbia Project	Oil and Natural Gas [Member]	Canadian Operations Segment [Member]	Well
#: 17
	36.1	Taxes	Canada	Canada Entity Level Income Tax Project	Federal Government of Canada, Canada Revenue Agency	Canada Entity Level Income Tax Project	Oil and Natural Gas [Member]	Canadian Operations Segment [Member]	Well
#: 18
	0.1	Fees	Canada	snj:CA-ON	Federal Government of Canada Receiver General For Canada	Province of Ontario Project	Uranium [Member]	Canadian Operations Segment [Member]	Underground Mining
#: 19
	10.1	Taxes	Canada	snj:CA-AB	County of Grande Prairie	Province of Alberta Project	Oil and Natural Gas [Member]	Canadian Operations Segment [Member]	Well
#: 20
	1.8	Fees	Canada	snj:CA-AB	County of Grande Prairie	Province of Alberta Project	Oil and Natural Gas [Member]	Canadian Operations Segment [Member]	Well
#: 21
	0.1	Fees	Canada	snj:CA-ON	Province of Ontario The Ontario Aggregate Resources Corporation	Province of Ontario Project	Uranium [Member]	Canadian Operations Segment [Member]	Underground Mining
#: 22
	$ 0.1	Royalties	Canada	snj:CA-AB	Horse Lake First Nation Receiver General For Canada	Province of Alberta Project	Oil and Natural Gas [Member]	Canadian Operations Segment [Member]	Well